Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of Earnings Per Share

	31.12.2017	31.12.2016	31.12.2015
Number of weighted ordinary shares in circulation (on average)	38,076,088	29,742,634	23,213,444
Net loss for the year in EUR (in thousands)	(16,102)	(10,579)	(11,203)
Basic/diluted earnings per share in EUR	(0.42)	(0.36)	(0.48)